Junior Subordinated Debentures Held by Trusts that Issued Capital Debt - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2009
Debt Instrument [Line Items]
Junior subordinated debentures issued	$ 92,800,000	$ 92,800,000	$ 92,800,000
Common capital securities	$ 2,800,000	$ 2,800,000	$ 2,800,000
Tier 1 capital limitation, interest	25.00%	25.00%
Limited capital securities and other restricted core capital elements, net of goodwill	25.00%	25.00%
Capital securities qualified as Tier 1 capital	$ 62,000,000	$ 62,000,000
Tier 2 capital elements	25.00%	25.00%
Junior subordinated debentures interest rate description		The three-month LIBOR rate at December 31, 2016 was 1.00%.
Junior subordinated debentures interest rate	1.00%
Cash balance available to pay junior subordinated debenture interest obligations	$ 27,000,000	$ 27,000,000
Maximum [Member]
Debt Instrument [Line Items]
Capital securities qualified as Tier 1 capital				$ 15,000,000,000